CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 1,205	$ 734
Restricted deposits	317	609
Trade receivables (net of allowance for doubtful accounts of $14 and $2 at December 31, 2016 and 2015)	5,006	3,646
Costs and estimated earnings in excess of billings on uncompleted contracts (Note 3)	1,096	2,207
Other accounts receivable and prepaid expenses	349	204
Inventories, net (Note 5)	7,102	5,691
Current assets related to discontinued operations	2,254	2,288
Total current assets	17,329	15,379
LONG-TERM ASSETS:
Long-term receivables and other deposits (Note 6)	742	119
Property, plant and equipment, net (Note 7)	2,650	2,687
Long-term assets related to discontinued operations	266	391
Total assets	20,987	18,576
CURRENT LIABILITIES:
Bank credit (Note 9)	575	2,416
Trade payables	2,557	1,951
Convertible Note and Loans from shareholders, net (Note 9)		1,634
Other accounts payable and accrued expenses (Note 10)	1,987	2,630
Advances from customers, net	839
Current liabilities related to discontinued operations	265	226
Total current liabilities	6,223	8,857
LONG-TERM LIABILITIES:
Convertible loan from shareholders, net (Note 9)	3,072
Accrued severance pay and other long term liability	663	660
Total long-term liabilities	3,735	660
EQUITY:
Share capital (Note 12) - Ordinary shares of NIS 0.03 par value - Authorized: 37,500,000 and 15,000,000 shares at December 31, 2016 and at December 31, 2015 respectively; Issued and outstanding: 21,246,502 and 7,949,444 at December 31, 2016 and at December 31, 2015 respectively.	250	146
Additional paid-in capital	89,407	82,427
Accumulated other comprehensive income	222	387
Accumulated deficit	(79,363)	(74,453)
Total RADA Electronic Industries shareholders' equity	10,516	8,507
Non-controlling interest	513	552
Total equity	11,029	9,059
Total liabilities and equity	$ 20,987	$ 18,576